Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the “Fund”)

Supplement dated October 24, 2013 to the

Prospectus dated February 28, 2013 (the “Prospectus”)

At a meeting held on October 17, 2013, the Board of Trustees of Goldman Sachs Trust authorized one of the Fund’s principal investments, the affiliated Goldman Sachs Absolute Return Tracker Fund (the “Absolute Return Tracker Fund”), to invest in a wholly-owned subsidiary, through which the Absolute Return Tracker Fund will seek to gain exposure to the commodities markets. The wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P., the current investment adviser to the Fund and the Absolute Return Tracker Fund.

Effective immediately, the Fund’s Prospectus is revised as follows. To facilitate your review, certain sections of the Fund’s Prospectus have been supplemented and restated to incorporate information about the Absolute Return Tracker Fund’s investments in the wholly-owned subsidiary.

The following replaces in its entirety the “Exposure to Hedge Fund Industry Beta” subsection under “Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy” in the Prospectus:

Return and Risk Patterns of a Diversified Universe of Hedge Funds. The Investment Adviser intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk (“Market Exposures”). In seeking to meet its investment objective, the Absolute Return Tracker Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The Absolute Return Tracker Fund’s quantitative methodology seeks to allocate the Absolute Return Tracker Fund’s exposure to each hedge fund sub-strategy such that the Absolute Return Tracker Fund’s investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Absolute Return Tracker Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: U.S. and non-U.S. (including emerging market) equity indices; U.S. and non-U.S. (including emerging market) fixed income indices; credit indices; interest rates; commodity indices; foreign currency exchange rates; baskets of top positions held by hedge funds; volatility; and market momentum/trends. The exposure of the Absolute Return Tracker Fund to any particular Market Exposure varies from time to time. Neither the Fund nor the Absolute Return Tracker Fund invests in hedge funds.

The Absolute Return Tracker Fund seeks to gain exposure to the commodities markets by investing in a wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the “ART Subsidiary”). The ART Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure. The Absolute Return Tracker Fund may invest up to 25% of its total assets in the ART Subsidiary. The ART Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (which may include total return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes).

The following risk replaces “Commodity Sector Risk” under the “Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Fund or the ART Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Goldman Sachs Retirement Portfolio Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Retirement Portfolio Completion Fund

(the “Fund”)

Supplement dated October 24, 2013 to the

Prospectus dated February 28, 2013 (the “Prospectus”)

At a meeting held on October 17, 2013, the Board of Trustees of Goldman Sachs Trust authorized one of the Fund’s principal investments, the affiliated Goldman Sachs Absolute Return Tracker Fund (the “Absolute Return Tracker Fund”), to invest in a wholly-owned subsidiary, through which the Absolute Return Tracker Fund will seek to gain exposure to the commodities markets. The wholly-owned subsidiary, which is organized under the laws of the Cayman Islands, will be advised by Goldman Sachs Asset Management, L.P., the current investment adviser to the Fund and the Absolute Return Tracker Fund.

Effective immediately, the Fund’s Prospectus is revised as follows. To facilitate your review, certain sections of the Fund’s Prospectus have been supplemented and restated to incorporate information about the Absolute Return Tracker Fund’s investments in the wholly-owned subsidiary.

The following replaces in its entirety the “Exposure to Hedge Fund Industry Beta” subsection under “Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Strategy” in the Prospectus:

Return and Risk Patterns of a Diversified Universe of Hedge Funds. The Investment Adviser intends to gain exposure to the return and risk patterns of a diversified universe of hedge funds by investing in the Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

The Absolute Return Tracker Fund seeks to deliver long-term total return consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Investment Adviser believes that hedge funds derive a large portion of their returns from exposure to sources of market risk (“Market Exposures”). In seeking to meet its investment objective, the Absolute Return Tracker Fund uses a quantitative methodology in combination with a qualitative overlay to seek to identify the Market Exposures that approximate the return and risk patterns of specific hedge fund sub-strategies. The Absolute Return Tracker Fund’s quantitative methodology seeks to allocate the Absolute Return Tracker Fund’s exposure to each hedge fund sub-strategy such that the Absolute Return Tracker Fund’s investment results approximate the return and risk patterns of a diversified universe of hedge funds. The Absolute Return Tracker Fund may seek to establish long and/or short positions in a multitude of Market Exposures, including but not limited to: U.S. and non-U.S. (including emerging market) equity indices; U.S. and non-U.S. (including emerging market) fixed income indices; credit indices; interest rates; commodity indices; foreign currency exchange rates; baskets of top positions held by hedge funds; volatility; and market momentum/trends. The exposure of the Absolute Return Tracker Fund to any particular Market Exposure varies from time to time. Neither the Fund nor the Absolute Return Tracker Fund invests in hedge funds.

The Absolute Return Tracker Fund seeks to gain exposure to the commodities markets by investing in a wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the “ART Subsidiary”). The ART Subsidiary is advised by the Investment Adviser and seeks to gain commodities exposure. The Absolute Return Tracker Fund may invest up to 25% of its total assets in the ART Subsidiary. The ART Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (which may include total return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes).

The following risk replaces “Commodity Sector Risk” under the “Goldman Sachs Retirement Portfolio Completion Fund—Summary—Principal Risks of the Fund” section of the Prospectus:

Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Fund or the ART Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.